LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Long Term Investment Disclosure [Abstract]
Schedule of long term investment
The long-term investments as of December 31, 2014 and 2015 were as follows:
	As of December 31,
	2014	2015
Available-for-sale securities:
Quanjude	137,943	166,546
Cost-method investments:
UBOX/BJ UBOX	40,517	48,220
BJ GOOAGOO/GOOAGOO	10,289	59,939
Founder Service	—	20,000
Qingpu	—	17,143
Equity-method investments:
Sheen Star	20,990	20,862
Yibang	2,482	770
Campsort	11,644	—
Other investments	—	10,762
Loan receivables from franchisees	5,140	12,336
Total	229,005	356,578